Document and Entity Information	3 Months Ended
Mar. 31, 2019
Document and Entity Information [Abstract]
Entity Registrant Name	voxeljet AG
Entity Central Index Key	0001582581
Document Type	6-K
Document Period End Date	Mar. 31, 2019
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Current Reporting Status	Yes
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	Q1